Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 19, 2015
Registrant Name	FactorShares Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Oct. 19, 2015
Document Effective Date	Oct. 19, 2015
Prospectus Date	Jan. 31, 2015
PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF | PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Prospectus:
Trading Symbol	SILJ